Financial instruments and risk management - Schedule of effectiveness and impacts of hedging relationships (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	$ (23,672)
Net financial assets (liabilities) at the end of the year	(24,956)	$ (23,672)
Cash flow hedges
Disclosure of detailed information about hedges [line items]
Consolidated comprehensive income, cash flow hedges	298	13	$ 297
Cash flow hedges | Foreign currency debt risk
Disclosure of detailed information about hedges [line items]
Derivatives in cash flow hedge (foreign currency debt)	230	(152)	(65)
Cash flow hedges | Foreign currency exchange risk
Disclosure of detailed information about hedges [line items]
Derivatives in cash flow hedge (foreign currency risk)	(68)	266	16
Fair value hedges
Disclosure of detailed information about hedges [line items]
Fair value hedge hedged item at beginning end of the year	368	469
Instruments in fair value hedge relationship at the beginning of the year	(8)	(7)
Fair value hedge hedged item	(163)	(101)
Income statement, Instruments in fair value hedge relationship	3	(1)
Fair value hedge hedged item at the end of the year	205	368	469
Instruments in fair value hedge relationship at the end of the year	(5)	(8)	(7)
Derivatives | Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	367	0
Income statement, net investment hedge	44	22
Consolidated comprehensive income, net investment hedge	(2)	(66)
Other movements	(426)	411
Net financial assets (liabilities) at the end of the year	(17)	367	0
Derivatives | Cash flow hedges | Foreign currency debt risk
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	(32)	438
Derivatives in cash flow hedge (foreign currency debt)	230	(152)
Consolidated comprehensive income, cash flow hedges	(69)	94
Other movements	56	(412)
Net financial assets (liabilities) at the end of the year	185	(32)	438
Derivatives | Cash flow hedges | Foreign currency exchange risk
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	27	232
Derivatives in cash flow hedge (foreign currency risk)	54	203
Consolidated comprehensive income, cash flow hedges	76	(205)
Other movements	(54)	(203)
Net financial assets (liabilities) at the end of the year	103	27	232
Derivatives | Cash flow hedges | Commodity price risk
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	(9)	(32)
Derivatives in cash flow hedge (commodity price risk)	(19)	(9)	39
Consolidated comprehensive income, cash flow hedges	(1)	22
Other movements	21	10
Net financial assets (liabilities) at the end of the year	(8)	(9)	(32)
Derivatives | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	(376)	(476)
Derivatives in fair value hedge (interest rate risk)	166	100
Net financial assets (liabilities) at the end of the year	(210)	(376)	(476)
Borrowings | Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	(8,109)	(12,584)
Income statement, net investment hedge	0
Consolidated comprehensive income, net investment hedge	(768)	(82)
Other movements	(684)	4,557
Net financial assets (liabilities) at the end of the year	$ (9,561)	$ (8,109)	$ (12,584)